Supplementary Balance Sheet Information (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts payable and accruals - other:
Payroll and related expenses	$ 702	$ 964
Government institutions	348	1,166
Accrued vacation pay	67	63
Accrued expenses and sundry	116	71
Accounts payable and accruals - other	$ 1,233	$ 2,264